Long-Term Debt, $55.0 Million Term Loan Facility (Details) - $55.0 Million Term Loan Facility [Member]	6 Months Ended
	Jun. 30, 2022 USD ($) Installment Subsidiary Tranches	Jan. 12, 2022 USD ($)
Long-Term Debt [Abstract]
Face amount	$ 55,000,000.00	$ 55,000,000.0
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary	5
Number of tranches drawn | Tranches	5
Term of loan	5 years
Number of payment installments | Installment	20
Frequency of periodic payment	quarterly
Balloon installment payable at maturity	$ 12,570,000
Trailing period to maintain EBITDA to net interest expense ratio	12 months
SOFR [Member]
Long-Term Debt [Abstract]
Margin on variable rate	3.15%
Quarterly Installments 1 to 6 [Member]
Long-Term Debt [Abstract]
Installment payment	$ 3,535,000
Quarterly Installments 7 to 12 [Member]
Long-Term Debt [Abstract]
Installment payment	1,750,000
Quarterly Installments 13 to 20 [Member]
Long-Term Debt [Abstract]
Installment payment	$ 1,340,000